Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

December 4, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust, Tax Free Income Trust, Series 21

(File No. 333-207273) (CIK# 1654366)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 3, 2015.

Very truly yours,

Smart Trust, Tax Free Income Trust, Series 21

By: Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signatory